OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES
OTHER PAYABLES

NOTE 9 – OTHER PAYABLES

	December 31,
	2020	2019
	U.S. dollars in thousands
Employees	$4,451	$2,685
Institutions	743	412
Interest payable	6	10
Deferred revenues and advances from customers	732	308
Miscellaneous	41	40
	$5,973	$3,455

For information about the Group’s exposure to currency and liquidity risks in respect of the payables' balances, see Note 20.